SUBSEQUENT EVENTS (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016
Business Acquisition [Line Items]
Sales	$ 18,283	$ 374,530	$ 184,311	$ 812,944
Interactive Motion Technologies Inc [Member]
Business Acquisition [Line Items]
Sales					$ 1,919,779
Net loss for the period					$ (15,550,891)